World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2016

Dates Covered
Collections Period	06/01/16 - 06/30/16
Interest Accrual Period	06/15/16 - 07/14/16
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/16	396,193,599.01	22,681
Yield Supplement Overcollateralization Amount 05/31/16	14,414,225.79	0
Receivables Balance 05/31/16	410,607,824.80	22,681
Principal Payments	16,239,222.43	528
Defaulted Receivables	661,393.53	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/16	13,626,314.47	0
Pool Balance at 06/30/16	380,080,894.37	22,112

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	52.28%

Prepayment ABS Speed	1.56%

Overcollateralization Target Amount	17,103,640.25
Actual Overcollateralization	17,103,640.25

Weighted Average APR	4.10%
Weighted Average APR, Yield Adjusted	5.94%
Weighted Average Remaining Term	50.03

Delinquent Receivables:
Past Due 31-60 days	6,606,552.74	347
Past Due 61-90 days	1,645,960.30	98
Past Due 91-120 days	275,099.92	17
Past Due 121+ days	0.00	0
Total	8,527,612.96	462

Total 31+ Delinquent as % Ending Pool Balance	2.24%

Recoveries	413,019.62

Aggregate Net Losses/(Gains) - June 2016	248,373.91

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.73%
Prior Net Losses Ratio	0.83%
Second Prior Net Losses Ratio	1.02%
Third Prior Net Losses Ratio	0.85%
Four Month Average	0.86%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.83%

Flow of Funds	$ Amount

Collections	18,040,341.68
Advances	11,556.46
Investment Earnings on Cash Accounts	4,526.54
Servicing Fee	(342,173.19)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,714,251.49

Distributions of Available Funds
(1) Class A Interest	398,240.76
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	15,387,632.93
(7) Distribution to Certificateholders	1,903,200.80
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,714,251.49

Servicing Fee	342,173.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 06/15/16	378,364,887.05
Principal Paid	15,387,632.93
Note Balance @ 07/15/16	362,977,254.12

Class A-1
Note Balance @ 06/15/16	0.00
Principal Paid	0.00
Note Balance @ 07/15/16	0.00
Note Factor @ 07/15/16	0.0000000%

Class A-2a
Note Balance @ 06/15/16	37,572,443.52
Principal Paid	7,693,816.46
Note Balance @ 07/15/16	29,878,627.06
Note Factor @ 07/15/16	22.8081123%

Class A-2b
Note Balance @ 06/15/16	37,572,443.53
Principal Paid	7,693,816.47
Note Balance @ 07/15/16	29,878,627.06
Note Factor @ 07/15/16	22.8081123%

Class A-3
Note Balance @ 06/15/16	204,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	204,000,000.00
Note Factor @ 07/15/16	100.0000000%

Class A-4
Note Balance @ 06/15/16	84,410,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	84,410,000.00
Note Factor @ 07/15/16	100.0000000%

Class B
Note Balance @ 06/15/16	14,810,000.00
Principal Paid	0.00
Note Balance @ 07/15/16	14,810,000.00
Note Factor @ 07/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	423,417.76
Total Principal Paid	15,387,632.93
Total Paid	15,811,050.69

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	24,735.19
Principal Paid	7,693,816.46
Total Paid to A-2a Holders	7,718,551.65

Class A-2b
One-Month Libor	0.44205%
Coupon	0.72205%
Interest Paid	22,607.65
Principal Paid	7,693,816.47
Total Paid to A-2b Holders	7,716,424.12

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5995550
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.7887244
Total Distribution Amount	22.3882794

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1888182
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	58.7314234
Total A-2a Distribution Amount	58.9202416

A-2b Interest Distribution Amount	0.1725775
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	58.7314234
Total A-2b Distribution Amount	58.9040009

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/16	70,686.18
Balance as of 06/30/16	82,242.64
Change	11,556.46

Reserve Account
Balance as of 06/15/16	1,806,189.65
Investment Earnings	444.19
Investment Earnings Paid	(444.19)
Deposit/(Withdrawal)	-
Balance as of 07/15/16	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65